FINANCIAL ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Nonrecurring Basis (Details) $ in Thousands	1 Months Ended													3 Months Ended			12 Months Ended
	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) vessel	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($) vessel	Feb. 28, 2023 USD ($) vessel	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 vessel	Feb. 28, 2022 vessel	Nov. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($) vessel	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Jun. 30, 2021 vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets																	$ 9,188	$ 34,185	$ 9,788
Deferred charter revenue							$ 29,153										22,840	29,153
Impairment loss on vessels																	$ 11,780	$ 0	$ 4,187
Number of vessels held for sale | vessel				2
Dry Bulk Carriers | Hemen Holdings Ltd
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels acquired | vessel																			15
Number of vessels acquired under heads of agreement | vessel													15							15
Consideration													$ 752,000
Unfavorable time charter-out contracts cost																			$ 2,200
Newbuildings | Hemen Holdings Ltd
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels acquired under heads of agreement | vessel																				3
Newcastlemax Vessels
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels acquired | vessel					6												6
Consideration transferred					$ 291,000
Newcastlemax Vessels | Time charter revenues
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels acquired | vessel																	6
Deferred charter revenue																	$ 4,900
Time charter asset																	2,000
Time charter liability																	$ 6,900
Golden Suek
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets		$ 800
Number of vessels sold | vessel		1															1
Golden Hawk
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel		1
Capesize Vessels, Golden Feng and Golden Shui
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel				2													2
Impairment loss on vessels			$ 11,800	$ 11,800										$ 11,800
Golden Strength
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets						$ 2,600
Ultramax Vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets															$ 21,900
Number of vessels sold | vessel									2
Number of vessels held for sale | vessel																		2
Panamax Vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets		$ 800					2,800									$ 9,500
Number of vessels sold | vessel										3
Number of vessels held for sale | vessel																		4
Golden Ice
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets							$ 2,800	$ 2,600
Golden Cecilie and Golden Cathrine
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets															$ 21,900
Number of vessels sold | vessel									2
Golden Empress, Golden Enterprise, and Golden Endeavor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets																$ 9,500
Number of vessels sold | vessel										3
Golden Saguenay, Golden Opportunity, And Golden Endurer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on vessels												$ 4,200
Golden Opportunity and Golden Endurer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets											$ 9,800
Golden Hawk
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets	$ 5,800